Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net (loss) income	$ (9,587,835)	$ 866,769
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	8,052	8,575
Amortization of ROU	34,841
RSU Shares-based compensation recognized as R&D expenses	8,955,908
Gain on Short-term investment		(3,423)
Change in operating assets and liabilities:
Decrease (increase) in accounts receivable	22,855	(55,266)
Increase in accounts receivable – a related party	(79,946)
Decrease (increase) in other receivables and prepaid expenses	44,590	(14,622)
(Decrease) increase in deferred tax assets	(56,733)	38,709
(Decrease) increase in accounts payable	(20,543)	50,344
Decrease in due to related party	(117,023)
(Decrease) in other payables and accrued liabilities	(23,529)	(27,417)
(Decrease) increase in deferred revenue	(441,451)	418,207
Decrease in lease liabilities	(36,132)
Increase in taxes payable	7,716	81,046
Net cash (used in) provided by operating activities	(1,289,230)	1,362,922
Cash flows from investing activities:
Proceeds from sale of short-term investment		30,986
Purchase of property, plant and equipment	(886)	(39,936)
Cash acquired from business acquisition (Note 3)		73,516
Payment for business combination	(193,237)
Payment of equity investment	(568,139)
Net cash (used in) provided by investing activities	(762,262)	64,566
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	6,325,000	3,000,000
Payments of offering costs for IPO	(1,213,120)
Loans from related parties		1,079,196
Repayment of loans from related party	(1,180,228)	(3,050,000)
Loan to a third party	6,000,000
Repayment from a third party	(6,000,000)
Settlement for receivables from shareholders	3,000,000
Net cash provided by financing activities	6,931,652	1,029,196
Effect of exchange of rate on cash	5,764	2,920
Increase in cash	4,885,924	2,459,604
Cash, beginning of year	2,534,502	74,898
Cash, end of year	7,420,426	2,534,502
Supplemental disclosures of cash flow information
Cash paid for income tax expense
Cash paid for interest expense
Non-cash transactions of investing and financing activities
Receivable from shareholders		3,000,000
Business acquisition (Note 3)		193,237
Initial recognition of rights-of-use and lease liabilities	$ 167,502